UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shumway Capital Partners LLC
Address: One Fawcett Place
         Greenwich, CT  06830

13F File Number:  028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Palumbo
Title:     Chief Operating Officer
Phone:     (203) 485-8550

Signature, Place, and Date of Signing:

     /s/ Kenneth F. Palumbo     Greenwich, CT     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,097,954 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    77938  2658200 SH       SOLE                  2658200        0        0
BIOGEN IDEC INC                COM              09062X103   105078  2206134 SH       SOLE                  2206134        0        0
CELANESE CORP DEL              COM SER A        150870103     3961   318689 SH       SOLE                   318689        0        0
CISCO SYS INC                  COM              17275R102     1348    82691 SH       SOLE                    82691        0        0
COGENT COMM GROUP INC          COM NEW          19239V302     3209   491400 SH  CALL SOLE                        0        0        0
CVS CAREMARK CORPORATION       COM              126650100    27346   951484 SH       SOLE                   951484        0        0
E M C CORP MASS                COM              268648102     1307   124832 SH       SOLE                   124832        0        0
EQUINIX INC                    COM NEW          29444U502    54900  1032155 SH       SOLE                  1032155        0        0
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     4463  6000000 PRN      SOLE                  6000000        0        0
HANSEN NAT CORP                COM              411310105     7669   228726 SH       SOLE                   228726        0        0
MASTERCARD INC                 CL A             57636Q104   124048   867895 SH       SOLE                   867895        0        0
NEWS CORP                      CL A             65248E104    36993  4069681 SH       SOLE                  4069681        0        0
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     3704  6109000 PRN      SOLE                  6109000        0        0
NII HLDGS INC                  CL B NEW         62913F201     1727    94986 SH       SOLE                    94986        0        0
NII HLDGS INC                  NOTE 2.750% 8/1  62913FAF9     5631  6500000 PRN      SOLE                  6500000        0        0
POTASH CORP SASK INC           COM              73755L107     1355    18505 SH       SOLE                    18505        0        0
QUALCOMM INC                   COM              747525103    26095   728302 SH       SOLE                   728302        0        0
QUALCOMM INC                   COM              747525103   171371  4782900 SH  CALL SOLE                        0        0        0
SAVVIS INC                     NOTE 3.000% 5/1  805423AA8     1913  4500000 PRN      SOLE                  4500000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     3387   207513 SH       SOLE                   207513        0        0
SBA COMMUNICATIONS CORP        NOTE 0.375%12/0  78388JAJ5     3160  4000000 PRN      SOLE                  4000000        0        0
SIRIUS SATELLITE RADIO INC     NOTE 3.250%10/1  82966UAD5     6080 30400000 PRN      SOLE                 30400000        0        0
ST JUDE MED INC                COM              790849103   126336  3832995 SH       SOLE                  3832995        0        0
STRYKER CORP                   COM              863667101    18903   473161 SH       SOLE                   473161        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    42116   989339 SH       SOLE                   989339        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    25288   742241 SH       SOLE                   742241        0        0
UNION PAC CORP                 COM              907818108    33944   710128 SH       SOLE                   710128        0        0
VISA INC                       COM CL A         92826C839   105181  2005358 SH       SOLE                  2005358        0        0
WATERS CORP                    COM              941848103    73503  2005533 SH       SOLE                  2005533        0        0